Expense Example {- Semiconductors Portfolio} - 02.28 Select Portfolios: Group 7 Information Technology Sector Combo PRO-21 - Semiconductors Portfolio - Semiconductors Portfolio-Default	Nov. 12, 2021 USD ($)
Expense Example:
1 year	$ 72
3 years	224
5 years	390
10 years	$ 871